Other items from operating activities - Loans and advances, valuation allowance (Details) - Loans and advances - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Valuation allowance as of the beginning of the period	$ (286)	$ (280)	$ (672)
Increases	(50)	(15)	(62)
Decreases	11	7	393
Currency translation adjustment and other variations	(34)	2	61
Valuation allowance as of the end of the period	$ (359)	$ (286)	$ (280)